Debt - Narrative (Details)		3 Months Ended	12 Months Ended
	Jun. 02, 2016 $ / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2024 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2016 USD ($)	May 24, 2016 USD ($)	Feb. 15, 2016	Dec. 31, 2013
Interest Costs Incurred [Abstract]
Interest expense			$ 104,900,000	$ 102,100,000	$ 134,900,000
Interest costs capitalized			4,700,000	4,100,000	2,600,000
Interest costs paid			105,700,000	102,600,000	133,800,000
Interest income			5,900,000	1,100,000	1,100,000
Long-term Debt, Fiscal Year Maturity [Abstract]
2020		$ 11,500,000	11,500,000
2021		4,800,000	4,800,000
2022		291,500,000	291,500,000
2023		502,700,000	502,700,000
2024		100,700,000	100,700,000
Debt Instrument [Line Items]
Payments of debt issuance costs			5,500,000	0	800,000
Debt extinguishment charge		21,600,000	21,600,000	0	37,000,000.0
Payment for Debt Extinguishment or Debt Prepayment Cost			20,900,000	0	35,800,000
Write off of Deferred Debt Issuance Cost			$ 700,000		$ 1,200,000
Allegheny Technologies $500 million 5.875% Senior Notes due 2023 [Member]
Debt Instrument [Line Items]
Debt instrument interest rate stated percentage										7.875%	5.875%
Increase in interest expense per downgrade notch, percent			0.25%
Maximum number of downgrade notches			4
Maximum increase in interest rate expense, percent			2.00%
Debt instrument carrying amount		$ 500,000,000.0	$ 500,000,000.0	500,000,000.0
Allegheny Technologies $500 million 5.875% Senior Notes due 2023 [Member] | Maximum
Debt Instrument [Line Items]
Debt instrument interest rate stated percentage		7.875%	7.875%
Domestic Bank Group $500 million asset-based credit facility [Member]
Debt Instrument [Line Items]
Debt instrument carrying amount		$ 0	$ 0	0
Line of credit facility amount outstanding		$ 35,300,000	$ 35,300,000
Average outstanding amount				$ 43,000,000
Interest rate during period				3.70%
Term Loan due 2024
Debt Instrument [Line Items]
Debt instrument interest rate stated percentage		4.21%	4.21%
Debt instrument carrying amount		$ 100,000,000.0	$ 100,000,000.0	$ 100,000,000.0
Debt Instrument, Prepayment Increments, Minimum			$ 25,000,000
Term Loan due 2024 | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Variable rate spread			2.00%
Allegheny Technologies $500 million 5.95% Senior Notes due 2021 [Member]
Debt Instrument [Line Items]
Debt instrument interest rate stated percentage				5.95%
Debt instrument carrying amount		$ 0	$ 0	$ 500,000,000
Allegheny Technologies, Convertible Senior Notes, 4.75%, Due 2022 [Member]
Debt Instrument [Line Items]
Debt instrument interest rate stated percentage		4.75%	4.75%	4.75%
Debt instrument carrying amount		$ 287,500,000	$ 287,500,000	$ 287,500,000
Allegheny Technologies, Convertible Senior Notes, 4.75%, Due 2022 [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Debt instrument interest rate stated percentage		4.75%	4.75%
Long-term debt									$ 287,500,000
Convertible debt conversion rate in shares of stock	0.0692042
Number of equity instruments issuable	19,900,000
Conversion price of convertible notes | $ / shares	$ 14.45
Allegheny Technologies $350 million 9.375% Senior Notes due 2019
Debt Instrument [Line Items]
Debt instrument interest rate stated percentage								9.375%
Debt instrument carrying amount								$ 350,000,000
Allegheny Technologies $350 million 5.875% Senior Notes due 2027
Debt Instrument [Line Items]
Debt instrument interest rate stated percentage		5.875%	5.875%
Proceeds from Issuance of Debt			$ 344,500,000
Debt instrument carrying amount		$ 350,000,000	350,000,000	0
STAL Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit maximum borrowing capacity		20,000,000	20,000,000
Revolving Credit Facility [Member] | Domestic Bank Group $500 million asset-based credit facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Increase to Maximum Borrowing Capacity		100,000,000	100,000,000
Line of credit maximum borrowing capacity		$ 500,000,000	500,000,000
Payments of debt issuance costs			$ 2,200,000	$ 2,100,000
Fixed charge coverage ratio		1.00	1.00
Remaining borrowing capacity, percent of minimum borrowing capacity		12.50%	12.50%
Minimum remaining borrowing capacity		$ 62,500,000	$ 62,500,000
Revolving Credit Facility [Member] | Domestic Bank Group $500 million asset-based credit facility [Member] | Minimum | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Variable rate spread			1.25%
Revolving Credit Facility [Member] | Domestic Bank Group $500 million asset-based credit facility [Member] | Minimum | Base Rate [Member]
Debt Instrument [Line Items]
Variable rate spread			0.25%
Revolving Credit Facility [Member] | Domestic Bank Group $500 million asset-based credit facility [Member] | Maximum | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Variable rate spread			1.75%
Revolving Credit Facility [Member] | Domestic Bank Group $500 million asset-based credit facility [Member] | Maximum | Base Rate [Member]
Debt Instrument [Line Items]
Variable rate spread			0.75%
Letter of Credit [Member] | Domestic Bank Group $500 million asset-based credit facility [Member]
Debt Instrument [Line Items]
Line of credit maximum borrowing capacity		200,000,000	$ 200,000,000
Interest Rate Swap [Member] | Term Loan due 2024
Debt Instrument [Line Items]
Derivative notional amount		$ 50,000,000	$ 50,000,000
Forecast [Member] | Delayed-Draw Term Loan [Member]
Debt Instrument [Line Items]
Line of credit maximum borrowing capacity							$ 100,000,000
Forecast [Member] | Revolving Credit Facility [Member] | Domestic Bank Group $500 million asset-based credit facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Increase to Maximum Borrowing Capacity						$ 200,000,000
Allegheny Technologies Inc | STAL Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Joint venture ownership percentage		60.00%	60.00%